UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

53 State Street

Suite 1308

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Ronald C. Martin, Trustee

53 State Street, Suite 1308

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: December 31, 2017

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semiannual Report

December 31, 2017

Investors should consider the investment objectives, risks, charges and expenses carefully before investing. For a prospectus or summary prospectus with this and other information about the Funds, please call (833) AGF-FUND (833-243-3863) or visit our website at www.AGF.com. Read the prospectus or summary prospectus carefully before investing.

Investing involves risk including loss of principal. Equity securities are volatile and can decline significantly in response to broad market and economic conditions. Investments in global equities may be significantly affected by political or economic conditions and regulatory requirements in a particular country. International markets can involve risks of currency fluctuation, political and economic instability, different accounting standards and foreign taxation. Emerging or frontier markets involve exposure to economic structures that are generally less diverse and mature. The less developed the market, the riskier the security. Such securities may be less liquid and more volatile.

Additional risks for the AGF Global Sustainable Growth Equity Fund:

The universe of sustainable investments may be smaller than that of other funds that do not focus on sustainable development issuers. The Fund may forgo opportunities to gain exposure to certain attractive companies in certain industries and sectors, such as fossil fuel producers, and may have a reduced weighting in others, due to their lack of positive exposure to sustainability themes. Because of these themes, the Fund may underperform the market as a whole if such investments underperform the market.

Distributor:  Foreside Fund Services, LLC

i	Allocation of Portfolio Holdings and Sector Weightings
Schedule of Investments
1	AGF Global Equity Fund
3	AGF Global Sustainable Growth Equity Fund
5	Statements of Assets and Liabilities
6	Statements of Operations
7	Statements of Changes in Net Assets
8	Financial Highlights
10	Notes to Financial Statements
21	Expense Examples
23	Board Approval of Investment Advisor Agreement
25	Additional Information

Investments carry risks, including possible loss of principal. Additional risks may be associated with investments outside the United States, especially in emerging markets, including currency fluctuations, illiquidity, volatility, and political and economic risks. Investments in small- and mid-capitalization companies may increase the risk of greater price fluctuations. Please see the Funds’ prospectus for a discussion of the risks associated with an investment in the Funds. Investments in the Funds are not FDIC insured, nor are they bank deposits or guaranteed by a bank or any other entity. Funds invested in a smaller number of holdings may expose an investor to greater volatility.

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2017 (Unaudited)

AGF Global Equity Fund

The Fund’s investment objective is to provide long-term capital growth.

The Fund is designed for investors seeking global diversification through targeted exposure to growth-oriented companies around the world, including in the United States. The Fund’s investment adviser uses a proprietary quantitative framework to assist in determining in which countries to invest and the amount of the Fund’s assets to allocate to each country. It then uses a bottom-up investment philosophy to uncover stocks that the investment adviser views as being reasonably priced relative to their growth potential.

Largest Equity Holdings

Company	% of Net Assets
Honeywell International, Inc.	4.6%
Samsung Electronics Co. Ltd.	4.2%
JPMorgan Chase & Co.	3.9%
Chubb Ltd.	3.6%
Waste Management, Inc.	3.5%
Moody’s Corp.	3.3%
Keyence Corp.	3.2%
Northrop Grumman Corp.	3.2%
Philip Morris International, Inc.	2.9%
Altria Group, Inc.	2.6%

Sector Exposure

Sectors	% of Net Assets
Consumer Discretionary	3.3%
Consumer Staples	13.9%
Energy	5.7%
Financials	31.8%
Health Care	7.5%
Industrials	18.3%
Information Technology	11.6%
Materials	3.0%
Real Estate	0.0	%(a)
Telecommunication Services	3.2%
Other(1)	1.7%
	100.0%
(a)	Represents less than 0.05% of net assets.
(1)	Includes any non-equity securities and net other assets (liabilities).

i

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2017 (Unaudited)

AGF Global Sustainable Growth Equity Fund

The Fund’s investment objective is to provide long-term capital growth.

The Fund invests in companies around the world, including in the United States, that the Fund’s investment adviser believes are positively exposed to sustainable investment themes. The Fund’s investment adviser has identified a number of sustainable investment themes that are consistent with the environmental concept of sustainable development, which meets the needs of current generations without compromising the ability of future generations to meet theirs. Examples of these sustainable investment themes may include Energy and Power Technologies, Waste Management and Pollution Control, Water and Waste Water Solutions and Environmental Health and Safety.

Largest Equity Holdings

Company	% of Net Assets
Keyence Corp.	4.0%
Croda International plc	3.7%
Xylem, Inc.	3.6%
Waste Connections, Inc.	3.5%
Halma plc	3.1%
AO Smith Corp.	3.0%
Roper Technologies, Inc.	2.9%
Thermo Fisher Scientific, Inc.	2.9%
Legrand SA	2.9%
Trex Co., Inc.	2.7%

Sector Exposure

Sectors	% of Net Assets
Consumer Discretionary	4.3%
Consumer Staples	2.4%
Energy	1.7%
Financials	4.4%
Health Care	8.5%
Industrials	34.5%
Information Technology	21.4%
Materials	12.9%
Real Estate	2.0%
Utilities	2.9%
Other(1)	5.0%
100.0%
(1)	Includes any non-equity securities and net other assets (liabilities).

ii

FQF Trust
AGF Global Equity Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Common Stocks – 90.3%
Aerospace & Defense – 4.0%
Huntington Ingalls Industries, Inc.	25	$5,892
Northrop Grumman Corp.	80	24,553
		30,445
Banks – 8.2%
Banco Santander SA	587	3,859
BNP Paribas SA	43	3,212
ING Groep NV	460	8,458
Intesa Sanpaolo SpA	1,065	3,540
JPMorgan Chase & Co.	276	29,515
Kasikornbank PCL	678	4,972
Komercni banka A/S	193	8,293
Lloyds Banking Group plc	1,137	1,045
		62,894
Beverages – 1.8%
Anheuser-Busch InBev SA/NV	122	13,633
Biotechnology – 2.6%
AbbVie, Inc.	140	13,539
China Biologic Products Holdings, Inc.*	83	6,538
		20,077
Capital Markets – 4.5%
Invesco Ltd.	269	9,829
Moody’s Corp.	169	24,946
		34,775
Chemicals – 1.1%
AdvanSix, Inc.*	9	379
Agrium, Inc.	63	7,245
Arkema SA	4	487
		8,111
Commercial Services & Supplies – 4.5%
Brambles Ltd.	958	7,527
Waste Management, Inc.	314	27,098
		34,625
Consumer Finance – 0.7%
Synchrony Financial	134	5,174
Diversified Telecommunication Services – 3.2%
AT&T, Inc.	156	6,065
Nippon Telegraph & Telephone Corp.	392	18,443
		24,508
Electrical Equipment – 1.1%
Schneider Electric SE*	95	8,077
Electronic Equipment, Instruments & Components – 3.2%
Keyence Corp.	44	24,649
Energy Equipment & Services – 0.0%(a)
Fred Olsen Energy ASA*	85	228

Investments	Number of Shares	Value
Equity Real Estate Investment Trusts (REITs) – 0.0%(a)
Keppel REIT	180	$170
Food Products – 2.0%
Kraft Heinz Co. (The)	75	5,832
Mondelez International, Inc., Class A	228	9,758
		15,590
Household Durables – 1.2%
Persimmon plc	245	9,057
Household Products – 1.9%
Henkel AG & Co. KGaA	121	14,518
Industrial Conglomerates – 5.2%
Honeywell International, Inc.	230	35,273
Keppel Corp. Ltd.	785	4,314
		39,587
Insurance – 10.4%
AIA Group Ltd.	1,129	9,631
Brighthouse Financial, Inc.*	16	938
Chubb Ltd.	189	27,619
Hannover Rueck SE	144	18,124
Lincoln National Corp.	44	3,382
MetLife, Inc.	178	9,000
Unum Group	203	11,143
		79,837
IT Services – 0.8%
International Business Machines Corp.	42	6,444
Machinery – 2.2%
AGCO Corp.	234	16,715
Media – 2.1%
Omnicom Group, Inc.	201	14,639
Singapore Press Holdings Ltd.	602	1,193
		15,832
Metals & Mining – 1.9%
Goldcorp, Inc.	243	3,103
Vale SA*	32	388
Vale SA, ADR*	66	807
voestalpine AG	172	10,287
		14,585
Oil, Gas & Consumable Fuels – 5.6%
CNOOC Ltd.	5,945	8,538
Exxon Mobil Corp.	148	12,379
Petroleo Brasileiro SA (Preference)*	174	845
PTT Exploration & Production PCL	444	1,362
Royal Dutch Shell plc, Class B	157	5,317
TOTAL SA	111	6,132
Williams Cos., Inc. (The)	176	5,366
WPX Energy, Inc.*	227	3,194
		43,133

See accompanying notes to the financial statements.

FQF Trust
AGF Global Equity Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Pharmaceuticals – 4.9%
Astellas Pharma, Inc.	1,033	$13,175
Bristol-Myers Squibb Co.	129	7,905
Roche Holding AG	52	13,154
Teva Pharmaceutical Industries Ltd., ADR	175	3,316
		37,550
Professional Services – 1.4%
Dun & Bradstreet Corp. (The)	93	11,012
Software – 0.7%
Sage Group plc (The)	490	5,279
Technology Hardware, Storage & Peripherals – 6.9%
Canon, Inc.	152	5,666
FUJIFILM Holdings Corp.	199	8,133
Samsung Electronics Co. Ltd., GDR(b)	27	32,346
Western Digital Corp.	82	6,521
		52,666
Tobacco – 8.2%
Altria Group, Inc.	283	20,209
British American Tobacco plc	297	20,122
Philip Morris International, Inc.	210	22,186
		62,517
Total Common Stocks (Cost $678,199)		691,688
Exchange Traded Funds – 8.0%
iShares MSCI China ETF	260	17,300
iShares MSCI Italy ETF	258	7,854
iShares MSCI Japan ETF	297	17,799
iShares MSCI Singapore ETF	150	3,890
iShares MSCI South Korea ETF	94	7,043
iShares MSCI Thailand ETF	74	6,845
Total Exchange Traded Funds (Cost $60,205)		60,731
Total Investments — 98.3% (Cost $738,404)		752,419
Other Assets Less Liabilities — 1.7%		13,359
Net Assets — 100.0%		$765,778
*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Security exempt from registration pursuant to either Regulation S or Rule 144A under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Rule 144A may be resold, normally to qualified institutional buyers, in transactions exempt from registration. At December 31, 2017, the value of these securities amounted to $32,346 or 4.22% of net assets of the Fund.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of December 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,341
Aggregate gross unrealized depreciation	(9,326)
Net unrealized appreciation	$14,015
Federal income tax cost of investments (including derivative contracts, if any)	$738,404

AGF Global Equity Fund invested, as a percentage of net assets, in the following countries as of December 31, 2017:

Australia	1.0%
Austria	1.3%
Belgium	1.8%
Brazil	0.3%
Canada	1.4%
China	2.0%
Czech Republic	1.1%
France	2.3%
Germany	4.3%
Hong Kong	1.3%
Israel	0.4%
Italy	0.5%
Japan	9.2%
Netherlands	1.8%
Norway	0.0	%(a)
Singapore	0.7%
South Korea	4.2%
Spain	0.5%
Switzerland	1.7%
Thailand	0.8%
United Kingdom	4.6%
United States	57.1%
Other(1)	1.7%
	100.0%
(a)	Represents less than 0.05% of net assets.
(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

FQF Trust
AGF Global Sustainable Growth Equity Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Common Stocks – 93.0%
Auto Components – 2.5%
Aptiv plc	186	$15,779
Delphi Technologies plc*	62	3,253
		19,032
Banks – 3.6%
ING Groep NV	840	15,446
Intesa Sanpaolo SpA	3,590	11,931
		27,377
Building Products – 13.5%
AO Smith Corp.	370	22,674
Geberit AG (Registered)	42	18,495
Johnson Controls International plc	255	9,718
Kingspan Group plc (Great Britain)	247	10,767
Kingspan Group plc (Ireland)	231	10,090
Nibe Industrier AB, Class B	1,098	10,521
Trex Co., Inc.*	186	20,160
		102,425
Chemicals – 12.9%
Albemarle Corp.	99	12,661
Chr Hansen Holding A/S	202	18,947
Croda International plc	471	28,133
Ecolab, Inc.	138	18,517
Johnson Matthey plc	91	3,778
Toray Industries, Inc.	1,670	15,748
		97,784
Commercial Services & Supplies – 3.5%
Waste Connections, Inc.	369	26,177
Electrical Equipment – 5.5%
Legrand SA	288	22,181
Prysmian SpA	369	12,038
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,138	7,407
		41,626
Electronic Equipment, Instruments & Components – 13.3%
Amphenol Corp., Class A	181	15,892
Halma plc	1,378	23,442
Hexagon AB, Class B	174	8,716
Keyence Corp.	54	30,251
Samsung SDI Co. Ltd., GDR(a)	75	3,671
Trimble, Inc.*	449	18,247
		100,219
Energy Equipment & Services – 1.7%
Secure Energy Services, Inc.	1,825	12,718
Equity Real Estate Investment Trusts (REITs) – 2.0%
Equinix, Inc.	33	14,956
Food & Staples Retailing – 1.4%
Sprouts Farmers Market, Inc.*	437	10,641

Investments	Number of Shares	Value
Food Products – 1.0%
Wessanen	371	$7,648
Health Care Equipment & Supplies – 5.6%
Danaher Corp.	214	19,864
IDEXX Laboratories, Inc.*	64	10,008
Medtronic plc	152	12,274
		42,146
Independent Power and Renewable Electricity Producers – 1.0%
Pattern Energy Group, Inc.	336	7,221
Industrial Conglomerates – 2.9%
Roper Technologies, Inc.	86	22,274
Leisure Products – 1.5%
Shimano, Inc.	79	11,113
Life Sciences Tools & Services – 2.9%
Thermo Fisher Scientific, Inc.	117	22,216
Machinery – 9.0%
Cummins, Inc.	94	16,604
New Flyer Industries, Inc.	210	9,021
Outotec OYJ*	980	8,349
Wabtec Corp.	87	7,084
Xylem, Inc.	398	27,144
		68,202
Mortgage Real Estate Investment Trusts (REITs) – 0.8%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	252	6,063
Semiconductors & Semiconductor Equipment – 6.2%
Analog Devices, Inc.	173	15,402
First Solar, Inc.*	64	4,321
Monolithic Power Systems, Inc.	124	13,933
NVIDIA Corp.	38	7,353
ON Semiconductor Corp.*	281	5,884
		46,893
Software – 1.9%
Dassault Systemes SE	138	14,669
Specialty Retail – 0.3%
XXL ASA	187	1,936
Total Common Stocks (Cost $696,414)		703,336
Master Limited Partnerships – 2.0%
Independent Power and Renewable Electricity Producers – 2.0%
Brookfield Renewable Partners LP (Cost $14,545)	429	14,952
Total Investments — 95.0% (Cost $710,959)		718,288
Other Assets Less Liabilities — 5.0%		37,510
Net Assets — 100.0%		$755,798

See accompanying notes to the financial statements.

FQF Trust
AGF Global Sustainable Growth Equity Fund
Schedule of Investments
December 31, 2017 (Unaudited)

*	Non-income producing security.
(a)	Security exempt from registration pursuant to either Regulation S or Rule 144A under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Rule 144A may be resold, normally to qualified institutional buyers, in transactions exempt from registration. At December 31, 2017, the value of these securities amounted to $3,671 or 0.49% of net assets of the Fund.

Abbreviations
GDR	Global Depositary Receipt
OYJ	Public Limited Company

As of December 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,734
Aggregate gross unrealized depreciation	(10,447)
Net unrealized appreciation	$6,287
Federal income tax cost of investments (including derivative contracts, if any)	$712,001

AGF Global Sustainable Growth Equity Fund invested, as a percentage of net assets, in the following countries as of December 31, 2017:

Canada	8.3%
China	1.0%
Denmark	2.5%
Finland	1.1%
France	4.9%
Ireland	2.8%
Italy	3.2%
Japan	7.6%
Netherlands	3.0%
Norway	0.3%
South Korea	0.5%
Sweden	2.5%
Switzerland	2.4%
United Kingdom	7.3%
United States	47.6%
Other(1)	5.0%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

FQF Trust

Statements of Assets and Liabilities
December 31, 2017 (Unaudited)

	AGF Global Equity Fund	AGF Global Sustainable Growth Equity Fund
ASSETS
Investments in securities, at value(1)	$752,419	$718,288
Cash	26,181	51,554
Foreign cash(2)	276	353
Receivables:
Securities sold	—	695
Dividends and interest	1,436	824
Investment adviser (Note 4)	19,508	19,516
Total Assets	799,820	791,230
LIABILITIES
Payable for investments purchased	—	1,391
Payables:
Administration fees	1,122	1,121
Transfer Agent fees	7,375	7,375
Trustees fees	1,176	1,176
Custodian and Accounting fees	2,851	2,851
Professional fees	15,719	15,719
Accrued expenses and other liabilities	5,799	5,799
Total Liabilities	34,042	35,432
Net Assets	$765,778	$755,798

NET ASSETS CONSIST OF:
Paid in capital	$750,095	$750,095
Accumulated undistributed net investment income	2,370	474
Accumulated net realized loss	(708)	(2,100)
Net unrealized appreciation on:
Investments	14,015	7,329
Translation of assets and liabilities denominated in foreign currencies	6	—
Net Assets	$765,778	$755,798
NET ASSETS
Class I	$382,889	$377,899
Class R6	382,889	377,899
Total	$765,778	$755,798
SHARES OUTSTANDING (unlimited number of shares authorized)
Class I	37,505	37,505
Class R6	37,505	37,505
Total	75,010	75,010
NET ASSET VALUE
Class I	$10.21	$10.08
Class R6	10.21	10.08
(1) Investment in securities, at cost	$738,404	$710,959
(2) Cost of foreign cash	$272	$351

See accompanying notes to the financial statements.

FQF Trust

Statements of Operations
For the Period 11/3/2017(a) – 12/31/2017 (Unaudited)

	AGF Global Equity Fund	AGF Global Sustainable Growth Equity Fund
INVESTMENT INCOME
Dividend income	$3,451	$1,554
Foreign withholding tax on dividends	(101)	(112)
Total Investment Income	3,350	1,442
EXPENSES:
Investment advisory fees (Note 4)	796	786
Administration fees	1,122	1,121
Professional fees	15,719	15,719
Trustee fees	1,176	1,176
Custodian and Accounting fees	2,851	2,851
Transfer Agent fees	7,375	7,375
CCO fees	1,632	1,632
Treasurer fees	3,395	3,395
Other fees	4,582	4,582
Total Expenses before Adjustments	38,648	38,637
Less: waivers and/or reimbursements by Adviser (Note 4)	(37,668)	(37,669)
Total Expenses after Adjustments	980	968
Net Investment Income	2,370	474
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	363	(1,059)
Foreign currency transactions	(1,071)	(1,041)
Net Realized Gain (Loss)	(708)	(2,100)
NET UNREALIZED APPRECIATION ON:
Investment in securities	14,015	7,329
Translation of assets and liabilities denominated in foreign currencies	6	—
Net Unrealized Appreciation	14,021	7,329
Net Realized and Unrealized Gain (Loss)	13,313	5,229
Net Increase (Decrease) in Net Assets Resulting from Operations	$15,683	$5,703
(a)	Commencement of investment operations.

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets
For the Period 11/3/2017(a) – 12/31/2017 (Unaudited)

	AGF Global Equity Fund	AGF Global Sustainable Growth Equity Fund
OPERATIONS:
Net investment income	$2,370	$474
Net realized gain (loss)	(708)	(2,100)
Net unrealized appreciation	14,021	7,329
Net Increase in Net Assets Resulting from Operations	15,683	5,703
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	375,048	375,048
Total Class I transactions	375,048	375,048
Class R6
Proceeds from shares issued	375,047	375,047
Total Class R6 transactions	375,047	375,047
Net Increase in Net Assets Resulting from Capital Transactions	750,095	750,095
Total Increase in Net Assets	765,778	755,798
NET ASSETS:
Beginning of period	—	—
End of period	$765,778	$755,798
Accumulated undistributed net investment income included in end of period net assets	$2,370	$474
SHARE TRANSACTIONS:
Class I
Issued	37,505	37,505
Total Class I	37,505	37,505
Class R6
Issued	37,505	37,505
Total Class R6	37,505	37,505
Shares Outstanding, End of Period	75,010	75,010
(a)	Commencement of investment operations.

See accompanying notes to the financial statements.

FQF Trust

Financial Highlights for a share outstanding throughout the period

		PER SHARE OPERATING PERFORMANCE
		Investment Operations			Distributions
	Net asset value, beginning of period	Net investment Income(a)	Net realized and unrealized gains	Total investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period
AGF Global Equity Fund – Class I
For the period 11/03/2017* – 12/31/2017 (Unaudited)	$10.00	0.03	0.18	0.21	—	—	—	—	10.21
AGF Global Equity Fund – Class R6
For the period 11/03/2017* – 12/31/2017 (Unaudited)	$10.00	0.03	0.18	0.21	—	—	—	—	10.21
AGF Global Sustainable Growth Equity Fund – Class I
For the period 11/03/2017* – 12/31/2017 (Unaudited)	$10.00	0.01	0.07	0.08	—	—	—	—	10.08
AGF Global Sustainable Growth Equity Fund – Class R6
For the period 11/03/2017* – 12/31/2017 (Unaudited)	$10.00	0.01	0.07	0.08	—	—	—	—	10.08
*	Commencement of investment operations.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

	RATIOS/SUPPLEMENTAL DATA
	Ratios to average net assets(c)
	Expenses, before reimbursements and/or waivers	Expenses, net of reimbursements and/or waivers	Net investment income	Net investment loss, before reimbursements and/or waivers	Total Return(b)	Portfolio turnover rate(b)	Net assets at end of period
AGF Global Equity Fund – Class I
For the period 11/03/2017* – 12/31/2017 (Unaudited)	31.54%	0.80%	1.93%	(28.81)%	2.10%	2%	$382,889
AGF Global EquityFund – Class R6
For the period 11/03/2017* – 12/31/2017 (Unaudited)	31.54%	0.80%	1.93%	(28.81)%	2.10%	2%	$382,889
AGF Global Sustainable Growth Equity Fund – Class I
For the period 11/03/2017* – 12/31/2017 (Unaudited)	31.95%	0.80%	0.39%	(30.76)%	0.80%	2%	$377,899
AGF Global Sustainable Growth Equity Fund – Class R6
For the period 11/03/2017* – 12/31/2017 (Unaudited)	31.95%	0.80%	0.39%	(30.76)%	0.80%	2%	$377,899

See accompanying notes to the financial statements.

FQF Trust
Notes to Financial Statements
December 31, 2017 (Unaudited)

1. Organization

FQF Trust (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently includes two operational series of the AGF Funds (individually, a “Fund”; collectively, the “Funds”): AGF Global Equity Fund and AGF Global Sustainable Growth Equity Fund. Each Fund currently offers Class I and Class R6 shares. Each Fund is classified as a “diversified” Fund, pursuant to the 1940 Act.

Both AGF Global Equity Fund and AGF Global Sustainable Growth Equity Fund commenced operations on November 3, 2017.

The investment objective of each Fund is to provide long-term capital growth. There can be no assurance that the Funds will achieve their respective investment objectives.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and new forms (Form N-PORT and Form N-CEN), as well as amendments to existing forms and rules, including Regulation S-X, to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X include, among other changes, requiring standardized, enhanced disclosures about derivatives in investment company financial statements. The Funds have included disclosure in these financial statements to reflect the amendments to Regulation S-X, which became effective prior to the Funds’ commencement of operations. These amendments had no effect on the Funds’ net assets or results of operations. The compliance dates for Form N-CEN and Form N-PORT are June 1, 2018 and April 1, 2020, respectively.

Investment Valuation

The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of a Fund’s shares outstanding. A Fund’s NAV per Share is calculated separately for each class of shares of a Fund.

The value of each Fund’s securities is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available the security will be valued by another method that the Funds’ Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation guidelines which were approved by the Board of Trustees (the “Trustees”). For equity securities, the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value,” that

FQF Trust
Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds. Securities using these valuation adjustments are categorized as Level 2.

Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when a security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. Securities of non-exchange traded and exchange traded investment companies are valued at their NAV and market value, respectively.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2017 for each Fund based upon the three levels defined above:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
AGF Global Equity Fund
Investments
Common Stocks*	$691,688	$—	$—	$691,688
Exchange Traded Funds	60,731	—	—	60,731
Total Investments	$752,419	$—	$—	$752,419
AGF Global Sustainable Growth Equity Fund
Investments
Common Stocks*	$718,288	$—	$—	$718,288
Total Investments	$718,288	$—	$—	$718,288
*	See Schedules of Investments for segregation by industry type.

At December 31, 2017, there were no Level 2 or Level 3 investments held in a Fund for which significant unobservable inputs were used to determine fair value.

The Funds disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, and 3 as of December 31, 2017.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions

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Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, realized currency gains or losses, including foreign exchange contracts, between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class. For the period ended December 31, 2017, neither fund incurred class specific expenses such as distribution (12b-1) and service fees.

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements.

The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and ongoing analysis of tax law, regulation, and interpretations thereof.

Dividends and distributions will be automatically reinvested unless requested otherwise. Dividends will differ among classes of the Funds due to differences in distribution and other class-specific operating expenses and will generally be paid at least annually. Capital gains are distributed at least annually.

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

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Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

4. Investment Management Fees

AGF Investments America Inc. (the “Adviser”) is the investment adviser to each Fund. Under an investment management agreement between the Adviser and the Trust (the “Management Agreement”), each Fund pays the Adviser a fee at an annualized rate, based on its average daily net assets, of 0.65%.

The Adviser has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares and Class R6 shares do not exceed 0.80% of each share class’ average daily net assets. The Adviser is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Total Annual Fund Operating Expenses do not exceed the then-applicable expense cap or the expense cap in place at the time of the original fee waiver or reimbursement. This agreement will remain in effect until November 1, 2018, and shall renew automatically for one-year terms unless the Adviser provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

For the period ended December 31, 2017, management fee waivers and expense reimbursements were as follows:

Fund	Management Fees Waived	Expense Reimbursements
AGF Global Equity Fund	$796	$36,872
AGF Global Sustainable Growth Equity Fund	786	36,883

5. Administration, Accounting, Custodian and Transfer Agent Fees

JPMorgan Chase Bank, N.A. acts as Administrator, Fund Accounting Agent and Custodian to the Funds. The Administrator provides the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Funds under federal and state securities laws. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund pays the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. JPMorgan Chase Bank, N.A. acts as Custodian to the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

U.S. Bancorp Fund Services, LLC serves as the transfer agent to the Funds. The Transfer Agent is responsible for processing purchase and redemption requests and crediting dividends to the accounts of shareholders of the Funds. For its services, the Transfer Agent receives monthly fees charged to the Funds, plus certain charges for securities transactions.

6. Distribution, Service Plan and Fund Officers

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ Distributor. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. Shares are continuously offered for sale by the Trust through the Distributor. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. No compensation is payable by the Trust to the Distributor for such distribution services. However, the Adviser has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the

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Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

Distribution Agreement. The payments made by the Adviser to the Distributor do not represent an additional expense to the Trust or its shareholders.

Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer as well as certain additional compliance support functions to the Funds. Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer and Treasurer to the Funds. Neither FFOS nor FMS have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund.

7. Investment Transactions

For the period ended December 31, 2017, the cost of securities purchased and proceeds from sales of securities, excluding short-term investments, were as follows:

Fund	Purchases	Sales
AGF Global Equity Fund	$751,936	$13,895
AGF Global Sustainable Growth Equity Fund	724,193	12,165

8. Principal Risks

The Funds are subject to the principal risks noted below, which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.

Market Risk.  The market value of a Fund’s investments may increase or decrease sharply and unpredictably in response to the real or perceived prospects of individual companies, particular sectors or industries, governments and/or general economic conditions throughout the world. The value of an investment may decline because of general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. During a general downturn in the securities or other markets, multiple asset classes may decline in value and adversely affect a Fund’s net asset value (“NAV”), regardless of the individual results of the securities and other investments in which a Fund invests. These market events may continue for prolonged periods, particularly if they are unprecedented, unforeseen or widespread events or conditions. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

In addition, events in the financial markets and economy may cause volatility and uncertainty and adversely affect Fund performance. For example, a decline in the value and liquidity of securities held by a Fund (including traditionally liquid securities), unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, and an increase in Fund expenses may adversely affect a Fund. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, causing the Fund to modify its existing investment strategies or techniques.

Portfolio Management Risk.  Each Fund is actively managed and is therefore subject to investment management risk. The strategies used and investments selected by AGFA may fail to produce the intended result and the Fund may not achieve its objective, including during a period in which AGFA takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. The securities selected for a Fund may not perform as well as other securities that were not selected for the Fund. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a rising market.

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Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

Equity Securities Risk.  Stock markets are volatile. The prices of individual equity securities can rise and fall with the fortunes of the companies that issue them or with general stock market conditions. Changes in the price of individual equity securities held by a Fund will affect such Fund’s NAV. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, the value may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Sustainable Investing Risk.  Because the AGF Global Sustainable Growth Equity Fund focuses on equity securities of companies that AGFA believes meet the concept of sustainable development, but the Fund’s universe of investments may also be smaller than that of other funds that do not focus on sustainable investment themes, which may increase the risk of loss during market declines. The Fund may forgo opportunities to gain exposure to certain attractive companies in certain industries and sectors, such as fossil fuel producers, and may have a reduced weighting in others, due to their lack of positive exposure to sustainable investment themes. The Fund may have to sell a security when it might otherwise be disadvantageous to do so. Because of these themes, the Fund may underperform the market as a whole if such investments underperform the market. There is no guarantee that AGFA’s efforts to focus on investments in companies that meet the concept of sustainable development will be successful or have a positive impact on the Fund’s performance.

Foreign Securities Risk.  Foreign investments involve additional risks because financial markets outside of the U.S. may be less liquid and companies may be less regulated and have lower standards of accounting and financial reporting. There may not be an established stock market or legal system that adequately protects the rights of investors. Foreign investments can also be affected by social, political, or economic instability.

Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign governments may impose investment restrictions. In general, securities issued by companies in more developed markets, such as the U.S., Canada and Western Europe, have a lower foreign market risk. Securities issued in emerging or developing markets, such as Southeast Asia or Latin America, tend to have a higher foreign market risk than securities issued in developed markets.

Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, each Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Fund to buy and sell securities on those exchanges and at the expected price. In addition, prices of foreign securities may go up and down more frequently and in wider ranges than prices of securities traded in the United States.

Changes to the real or perceived financial condition or credit rating of foreign issuers may also adversely affect the value of a Fund’s securities. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ from country to country, there is also the possibility that it will be difficult to obtain or enforce legal judgments in favor of the Fund in certain countries. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Investments in foreign securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Each of these factors can make investments in a Fund more volatile and potentially less liquid than other types of investments.

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Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

A Fund may trade in futures, forward and option contracts on exchanges located outside the U.S. where the U.S. commodity futures regulations may not apply. Some foreign exchanges, in contrast to U.S. exchanges, are “principals’ markets” in which performance with respect to a contract is the responsibility only of the individual member with whom the trader has entered into a contract and not of the exchange or clearinghouse, if any. In the case of trading on such foreign exchanges, the Fund will be subject to the risk of the inability of, or refusal by, the counterparty, to perform with respect to such contracts. A Fund also may not have the same access to certain trades as do various other participants in foreign markets. Due to the absence of a clearinghouse system on certain foreign markets, such markets are significantly more susceptible to disruptions than U.S. exchanges.

Foreign Currency Risk.  Securities and other instruments in which the Funds invest may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Each Fund’s NAV is determined on the basis of U.S. dollars; therefore, unless perfectly hedged, a Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates may fluctuate significantly over short periods of time.

Currency exchange rates also can be affected unpredictably by intervention; by failure to intervene by U.S. or foreign governments or central banks; or by currency controls or political developments in the U.S. or abroad. Changes in foreign currency exchange rates may affect the NAV of the Fund and the price of the Fund’s shares. Devaluation of a currency by a country’s government or banking authority would have a significant impact on the value of any investments denominated in that currency.

Depositary Receipts Risk.  In some cases, rather than directly holding securities of non-U.S. companies, a Fund may hold these securities through a depositary security and receipt (an “ADR” — American Depositary Receipt, a “GDR” — Global Depositary Receipt, or an “EDR” — European Depositary Receipt). A depositary receipt is issued by a bank or trust company to evidence its ownership of securities of a non-local corporation. Investments in depositary receipts expose the Fund to the same risks as if the Fund invested in the underlying security directly, and exposes the Fund to additional risks. The currency of a depositary receipt may be different than the currency of the non-local corporation to which it relates. The value of a depositary receipt will not be equal to the value of the underlying non-local securities to which the depositary receipt relates as a result of a number of factors. These factors include the fees and expenses associated with holding a depositary receipt, the currency exchange relating to the conversion of foreign dividends and other foreign cash distributions into local currencies, and tax considerations such as withholding tax and different tax rates between the jurisdictions.

In addition, the rights of a Fund, as a holder of a depositary receipt, may be different than the rights of holders of the underlying securities to which the depositary receipt relates, and the market for a depositary receipt may be less liquid than that of the underlying securities. Depositary receipts may be “sponsored” or “unsponsored” and may be unregistered and unlisted. Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. The foreign exchange risk will also affect the value of the depositary receipt and, as a consequence, the performance of the Fund holding the depositary receipt. As the terms and timing with respect to the depositary for a depositary receipt are not within the control of a Fund or its portfolio manager and if the portfolio manager chooses only to hold depositary receipts rather than the underlying security, the Fund may be forced to dispose of the depositary receipt, thereby eliminating its

FQF Trust
Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

exposure to the non-local corporation, at a time not selected by the portfolio manager of the Fund, which may result in losses to the Fund or the recognition of gains at a time which is not opportune for the Fund. Where the custodian or similar financial institution that holds the issuer’s shares in a trust account is located in a country that does not have developed financial markets, a Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Emerging Markets Risk.  The Funds may invest in issuers located in emerging market economies (including frontier market economies). The value of mutual funds that invest in emerging markets may fluctuate more than those that invest in developed markets. In emerging market countries, securities markets may be less liquid, less diverse and may provide less transparency, making it more difficult to buy and sell securities. Also, some emerging markets economies may face political or other non-economic events that may have an impact on the normal functioning of the securities markets. Investments in emerging market economies also subject the Funds to risks relating to: (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) lower levels of government regulation and less extensive accounting, financial and other reporting requirements; (vii) high rates of inflation for prolonged periods; and (viii) particular sensitivity to global economic conditions. Sovereign debt of emerging countries may be in default or present a greater risk of default. The same risks exist and may be greater in frontier markets.

Equity-Linked Investments. Equity-linked investments, such as participatory notes, are traded over-the-counter and are designed to replicate the performance of the underlying asset. Equity-linked investments involve additional risks beyond the risks normally associated with a direct investment in the underlying security and its performance may differ from the underlying security’s performance. Holders of equity-linked investments such as participation notes do not have the same rights as an owner of the underlying stock and are subject to the credit risk of the issuer, and participation notes are privately issued and may be illiquid. Equity-linked investments allow a Fund to invest in equity securities located in foreign markets which the Fund may be unable or unwilling to invest in directly, and expose the Fund to the risks of the underlying or reference foreign security. In addition, the performance of equity-linked securities may not correlate to the performance of the underlying security due to transaction costs and other expenses. Equity-linked investments also expose a Fund to counterparty risk, which is the risk that the issuer of such investment — which is different from the issuer of the underlying investment — may be unwilling or unable to fulfill its obligations. There is no guarantee that a liquid market will exist or that the counterparty or issuer of such investments will be willing to repurchase them when the Fund wishes to sell them. If a counterparty becomes bankrupt or insolvent or otherwise fails or is unwilling to perform its obligations to a Fund due to financial difficulties or for other reasons, the Fund may experience significant losses or delays in obtaining any recovery (including recovery of any collateral the counterparty has provided to a Fund in respect of the counterparty’s obligations to the Fund or that a Fund has provided to the counterparty) in a dissolution, assignment for the benefit of creditors, liquidation, winding-up, bankruptcy, or other analogous proceeding.

Hedging Risk.  A Fund’s hedging strategies against declines in security prices, financial markets, exchange rates and interest rates may not be successful or cost-effective, and even if they are successful, the Fund’s exposure to a certain risk may not be fully hedged at all times and the Fund may still lose money on a hedged position.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

A Fund may enter into foreign currency forward contracts in order to protect against the potential decline in value of its foreign currency-denominated portfolio securities due to a potential decline in the value of the foreign currencies against the U.S. dollar. A foreign currency forward exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the contract date, at a price set at the time of the contract. In addition, a Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are correlated.

There are several risks associated with the use of futures contracts and futures options as hedging techniques. Investments in forward foreign currency contracts and futures contracts may not perfectly offset actual fluctuations in the exchange rate between foreign currencies and the U.S. dollar, including because currency exchange rates are volatile. In addition, forward foreign currency contracts are OTC contracts that depend on performance by a counterparty; if such counterparty fails to perform, a Fund may lose money. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Liquidity Risk.  Investors often describe the speed and ease with which an asset can be purchased or sold and converted into cash as its liquidity. A Fund intends for most of its investments to be sold promptly at a fair price and therefore can be described as relatively liquid. But the Fund may also hold investments that are illiquid, which means that such investments cannot be sold quickly or easily at advantageous times or prices.

Investments may be illiquid for a variety of reasons, including because of legal restrictions, the nature of the investment itself, settlement terms, or for other reasons. Sometimes, there may simply be a shortage of buyers.

Additionally, liquid investments may become illiquid after purchase by a Fund, particularly during periods of adverse market or economic conditions. To the extent that a Fund’s investment strategies involve securities of companies with smaller market capitalizations, non-U.S. securities, or derivatives, the Fund will tend to have the greatest exposure to liquidity risk. A Fund that has trouble selling an investment can lose money or incur extra costs which could prevent the Fund from taking advantage of other investment opportunities. In addition, illiquid investments may be more difficult to value accurately, may experience larger price changes, and may be sold at a price that is different from the price at which it is valued for purposes of the Fund’s NAV. This can cause greater fluctuations in the Fund’s NAV.

Repurchase and Reverse Repurchase Agreements Risk.  Through a repurchase agreement, a Fund sells a security at one price and agrees to buy it back from the buyer at a fixed price on a specified date. Repurchase agreements involve certain risks. In entering into repurchase agreements, the Fund is subject to the risk that the purchaser may not fulfill its obligations in a timely manner or at all, and therefore the Fund might suffer a loss to the extent that the Fund is holding cash in an amount that is less than the value of the sold securities at the relevant time. Additionally, the Fund may suffer delays and incur costs or losses in exercising its rights under the agreement.

Through a reverse repurchase agreement, a Fund buys securities for cash from a counterparty at a price set at the date of purchase and at the same time agrees to resell the same securities for cash to the counterparty at a price (usually higher) at a later date. Reverse repurchase agreements involve certain risks. The Fund is subject to the risk that the counterparty may not fulfill its obligation to repurchase the securities in a timely manner or at all, and therefore the Fund might suffer a loss to the extent that the Fund is holding securities which are trading at a price lower than the agreed repurchase price. Further, if the trading price decreases below the price at which the Fund initially bought the security, the Fund will suffer a loss. Additionally, the Fund may suffer delays and incur costs or losses in exercising its rights under the agreement. Because reverse repurchase agreements

FQF Trust
Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Leverage generally has the effect of increasing volatility of the Fund because leveraging tends to exaggerate any increase or decrease in the Fund’s net asset value.

Credit Risk.  Credit risk is the risk that an issuer of a bond or other fixed income security will not be able to pay interest or repay the principal when it is due. Credit risk is generally lowest among issuers that have a high credit rating from an independent credit rating agency. It is generally highest among issuers that have a low credit rating or no credit rating. Debt securities issued by companies or governments in emerging markets often have higher credit risk (lower rated debt), while debt securities issued by well-established companies or by governments of developed countries tend to have lower credit risk (higher rated debt). The prices of securities with a low rating or no rating tend to fluctuate more than securities with higher ratings. Securities with a low rating or no rating usually offer higher interest rates, which may help to compensate for the higher credit risk. A Fund could lose money if the issuer or guarantor of a fixed-income instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time or defaults. The issuer, guarantor or counterparty could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the instrument. Credit ratings may not be an accurate assessment of liquidity or credit risk.

U.S. Government Securities Risk.  U.S. Government securities issued directly by the U.S. Government are guaranteed by the U.S. Treasury. U.S. Government securities may include U.S. Treasury bills, Treasury Inflation-Protected Securities, notes and bonds, and are guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate.

Although U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government, such securities are nonetheless subject to credit risk (the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States.

No assurance can be given that the U.S. Government would provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. These securities, therefore, are riskier than those that are insured or guaranteed by the U.S. Treasury.

Large Shareholders Risk.  The Funds are subject to the risk that a large shareholder can purchase or redeem a large percentage of Fund shares at any time. To meet large redemption requests, a Fund may be forced to sell portfolio securities or invest cash at times when it would not otherwise do so. As a result, the Fund’s performance may suffer and the Fund can incur high turnover, brokerage costs, realize gains or losses at inopportune times, lose money or hold a less liquid portfolio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. A Fund may also experience adverse tax consequences as a result of a large shareholder transaction. Under certain circumstances, a Fund may also experience frequent large shareholder transactions.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

9. Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

10. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

FQF Trust
Expense Examples (Unaudited)
December 31, 2017

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2017.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2017.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

FQF Trust
Expense Examples (Unaudited)
December 31, 2017

	Beginning Account Value 07/01/17	Ending Account Value 12/31/17	Expenses Paid During the Period*	Annualized Expense Ratio During Period
AGF Global Equity Fund(a)
Class I
Actual	$1,000.00	$1,021.00	$1.31	0.80%
Hypothetical	$1,000.00	$1,021.17	$4.08	0.80%
Class R6
Actual	$1,000.00	$1,021.00	$1.31	0.80%
Hypothetical	$1,000.00	$1,021.17	$4.08	0.80%
AGF Global Sustainable Growth Equity Fund(a)
Class I
Actual	$1,000.00	$1,008.00	$1.30	0.80%
Hypothetical	$1,000.00	$1,021.17	$4.08	0.80%
Class R6
Actual	$1,000.00	$1,008.00	$1.30	0.80%
Hypothetical	$1,000.00	$1,021.17	$4.08	0.80%
*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184 days in the most recent fiscal half-year divided by 365 days in the fiscal year (to reflect the one half year period).
(a)	The Fund commenced operations on November 3, 2017. Actual Expenses Paid During the Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 59 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

FQF Trust
Board Approval of Investment Advisory Agreement (Unaudited)
December 31, 2017

Board Consideration of the Investment Advisory Agreement

At its regular meeting on August 22, 2017 the Board of Trustees (“Board”) of FQF Trust (“Trust”), including the Trustees who are not “interested persons” of the Trust or AGF Investment Americas Inc. (“AGFA” or the “Manager”) (including its affiliates) (such Trustees, the “Independent Trustees”), approved the Investment Advisory Agreement (“Agreement”) for AGF Global Equity Fund and AGF Global Sustainable Growth Equity Fund (each a “New Fund,” and together the “New Funds”).

In evaluating the Agreement, the Board, including the Independent Trustees, reviewed materials furnished by AGFA and met with senior representatives of AGFA regarding their personnel and operations. The Board considered the following factors, among others, in connection with its approval of the Agreement: (1) the nature, extent, and quality of the services to be provided by the Advisor; (2) the expected costs of the services to be provided; (3) the extent to which economies of scale might be realized as each Fund grows; (4) whether fee levels reflect any such potential economies of scale for the benefit of investors in each Fund; and (5) other benefits, if any, derived by the Manager from its relationship with the New Funds. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. The Board evaluated the terms of the Agreement, the overall fairness of it to each Fund and whether the Agreement was in the best interests of each Fund and its shareholders.

With respect to the nature, extent and quality of the services provided, the Board considered the portfolio management and other personnel of the Manager who will perform services for each New Fund. Because the New Funds do not have a performance history, the Board considered other indicia of the nature, extent and quality of services to be provided to the New Funds under the Agreement. Among other things, the Board evaluated the integrity of the personnel at the Manager and its affiliates who would provide services to the New Funds. In particular, the Board considered the experience of the portfolio management team that would manage the New Funds and the adequacy of the Manager’s resources, including the Manager’s representation that it is financially stable and able to provide high-quality investment advisory services to the New Funds. In this regard, the Board considered the performance of other accounts managed by the portfolio managers in accordance with the stated investment objectives of and pursuant to substantially similar strategies as the Funds. The Board also considered the Manager’s compliance program, including its Codes of Ethics and its policies and procedures. The Board concluded that it was satisfied with the nature, extent and quality of the services to be provided by the Manager to the New Funds.

With respect to the overall fairness of the Agreement, the Board considered the fee structure of the Agreement for each New Fund and any fall-out benefits likely to accrue to the Manager or its affiliates as a result of the Manager’s relationship with the New Funds. In this regard, the Board reviewed tables comparing each New Fund’s advisory fee and net expense ratio to a peer group of comparable mutual funds and considered the Manager’s assessment of each New Fund’s identified peer group. Further, the Board considered the advisory fee levels of other accounts managed by the Manager pursuant to substantially similar investment strategies as the New Funds. The Board concluded that the advisory fee and net expense ratio proposed for each New Fund was not unreasonable.

The Board discussed any anticipated economies of scale in relation to the services the Manager would provide to each New Fund. Noting that the New Funds were just starting up, the Board concluded it was too soon to properly evaluate the potential economies of scale for the New Funds and the profitability of the New Funds to the Manager. Accordingly, the Board concluded that profitability and economies of scale were not material factors to be considered in connection with the current approval of the Agreement.

FQF Trust
Board Approval of Investment Advisory Agreement (Unaudited)
December 31, 2017

Based on their review and all of the relevant facts and circumstances, the Trustees concluded that the New Funds and their shareholders could benefit from the Manager’s management of the New Funds. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Trust counsel discussing the legal standards applicable to its consideration of the Agreement. The Board determined, in the exercise of its business judgment, that the advisory arrangement, as outlined in the Agreement, was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant in the exercise of its reasonable business judgment.

FQF Trust
Additional Information (Unaudited)

Proxy Voting Information

A description of FQF Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Funds’ website at www.agf.com or the Securities and Exchange Commission’s (“SEC”) SEC’s website at www.sec.gov or by calling collect 833-AGF-FUND (833-243-3863).

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling collect 1-833-AGF-FUND (833-243-3863) or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

FQF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q (once available). The Funds’ Forms N-Q (once available) is available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Funds’ Forms N-Q (once available) at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the AGF Funds’ website at www.agf.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

FQF Trust

53 State Street, Suite 1308
Boston, MA 02109
www.AGF.com

Distributor:
Foreside Fund Services, LLC

3 Canal Plaza, Suite 100
Portland, ME 04101

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(a)(4)	A change in the registrant’s independent public accountant – Not applicable

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/ William H. DeRoche

William H. DeRoche

President

March 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William H. DeRoche

William H. DeRoche

President

March 9, 2018

By:	/s/ Joshua Hunter

Joshua Hunter

Principal Financial Officer and Treasurer

March 9, 2018